Warrant Liabilities - Schedule of Fair Value Warrants (Details)		12 Months Ended
	Jun. 18, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 $ / shares
Schedule of Fair Value Warrants [Line Items]
Spot price (in CAD$) (in Dollars per share) | $ / shares			$ 3.06		$ 0.47		$ 5.97
Risk-free interest rate	0.63%	3.91%		4.07%		1.03%
Expected annual volatility	136.00%	123.00%		143.00%		147.00%
Expected life (years)		1 year		2 years 3 days		2 years 8 months 19 days
Dividend (in Dollars) | $
Issued [Member]
Schedule of Fair Value Warrants [Line Items]
Spot price (in CAD$) (in Dollars per share) | $ / shares					$ 3.78		$ 6.04
Risk-free interest rate				1.62%		0.66%
Expected annual volatility				145.00%		139.00%
Expected life (years)				3 years 6 months		3 years 5 months 4 days
Dividend (in Dollars) | $